Composition of Certain Balance Sheet Accounts - Summary of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Allowance for Credit Loss [Abstract]
Beginning balance	$ 904	$ 1,230	$ 1,048
Provision	512	383	176
Bad debt write-offs	(119)	(709)	(89)
Acquisitions	35		95
Ending balance	$ 1,332	$ 904	$ 1,230